RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended				9 Months Ended		12 Months Ended	35 Months Ended
	Jan. 31, 2024	Jul. 31, 2023 CNY (¥)	May 31, 2014 USD ($)	May 31, 2014 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent			$ 704	¥ 5,000
Lease expiration date	Dec. 31, 2024		May 28, 2028	May 28, 2028			Dec. 31, 2024
Future annual minimum lease payment, 2024					$ 233,875					$ 921,869
Future annual minimum lease payment, 2025					274,518					759,052
Future annual minimum lease payment, 2026					236,548					37,370
Future annual minimum lease payment, 2027					231,561					8,451
Future annual minimum lease payment, 2028										3,521
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year					68,999
Renewed [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent			$ 704	¥ 5,000
Office Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent			$ 704	¥ 5,000
Future annual minimum lease payment, 2024					8,328					8,450
Future annual minimum lease payment, 2025					8,328					8,450
Future annual minimum lease payment, 2026					8,328					8,450
Future annual minimum lease payment, 2027					3,470					8,450
Future annual minimum lease payment, 2028										$ 3,521
Lessee, Operating Lease, Term of Contract			3 years	3 years
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year					2,082
Office Leases [Member] | Renewed [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent			$ 704	¥ 5,000
Office Leases [Member] | Yunnan Runcangsheng [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent					690	¥ 5,000		$ 690	¥ 5,000
Office Leases [Member] | Xiaoyan Zhou [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent | ¥							¥ 2,000
Office Leases [Member] | Xiaoyan Zhou [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rent		¥ 2,000			$ 414	¥ 3,000	¥ 3,000	$ 414
Lease expiration date		Jan. 01, 2024